Non-Marketable Equity Securities (Details) - USD ($)			1 Months Ended		12 Months Ended
	Apr. 09, 2018	Nov. 03, 2017	Jan. 30, 2019	Apr. 22, 2010	Dec. 31, 2018	Dec. 31, 2017	Jun. 08, 2017
Related Party Transaction [Line Items]
Aggregate common stock shares					275,000
Common stock, par value					$ 0.002731	$ 0.002731	$ 0.002731
Issued and outstanding shares of common stock, percentage					3.00%
Purchase agreement, description					(i) 18 months from the Effective Date, (ii) such time as the Purchasers in aggregate hold less than five percent (5%) of the issued and outstanding shares of the Seller's common stock, or (iii) such time as the shares of common stock of GHSI shall become listed or approved for listing on a national securities exchange.
Initial public offering [Member]
Related Party Transaction [Line Items]
Aggregate purchase price	$ 1,250,000
Aggregate common stock shares				1,500,000
Purchase price per Share				$ 8.00
Offering price per share	$ 4.00
Guardion Health Sciences [Member]
Related Party Transaction [Line Items]
Aggregate purchase price		$ 1,500,043
Aggregate common stock shares		1,304,348
Purchase price per Share		$ 1.15
Common stock, par value		$ 0.001
Purchase agreement, description			one-for-two (1:2)
Guardion Health Sciences [Member] | Initial public offering [Member]
Related Party Transaction [Line Items]
Aggregate purchase price	$ 5,000,000
Guardion Health Sciences [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Outstanding common stock percentage held by DGHKT					3.17%
Guardion Health Sciences [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Outstanding common stock percentage held by DGHKT					7.40%
Digital Grid Hong Kong Technology Co Limited [Member] | Guardion Health Sciences [Member]
Related Party Transaction [Line Items]
Aggregate purchase price		$ 5,000,001
Aggregate common stock shares		4,347,827